Reinsurance	6 Months Ended
Jun. 30, 2023
Reinsurance Disclosures [Abstract]
Reinsurance	Reinsurance
The Company purchases retrocession and reinsurance to limit the Company’s risk exposure and to increase its own insurance and reinsurance underwriting capacity. These agreements provide for recovery of losses and loss adjustment expenses from reinsurers. The Company remains liable to the extent that reinsurers do not meet their obligations under these agreements. In line with its risk management objectives, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.
Balances pertaining to reinsurance transactions are reported “gross” on the consolidated balance sheet, meaning that reinsurance recoverable on unpaid losses and ceded unearned premiums are not deducted from insurance reserves but are recorded as assets. For more information on reinsurance recoverables, refer to Note 13, “Concentrations of Credit Risk —Reinsurance recoverables” and Note 8, “Reserves for Losses and Loss Adjustment Expenses” of these unaudited condensed consolidated financial statements.

The effect of ceded reinsurance on premiums written, premiums earned and insurance losses and loss adjustment expenses for the six months ended June 30, 2023 and 2022 was as follows:

	Six Months Ended June 30,
	2023	2022
	($ in millions)
Premiums written:
Insurance	$1,249.5	$1,305.7
Reinsurance	875.7	1,045.6
Ceded	(774.7)	(845.2)
Net premiums written	$1,350.5	$1,506.1

Premiums earned:
Insurance	$1,203.6	$1,171.5
Reinsurance	755.7	776.9
Ceded	(671.9)	(621.2)
Net premiums earned	$1,287.4	$1,327.2

Insurance losses and loss adjustment expenses:
Insurance	$691.7	$719.2
Reinsurance	353.4	402.4
Ceded	(328.0)	(353.9)
Net insurance losses and loss adjustment expenses	$717.1	$767.7